Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent events [Abstract]
Subsequent events

Note 20 - Subsequent events

The Company has evaluated subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2013.

Effective January 1, 2014, Mr. David Xu replaced Mr. Burnette Or to serve as the Company's CEO and Director, and Mr. Tin Man Or replaced Mr. Burnette Or to serve as the Company's Chairman of the Board. From January 1, 2014 to January 26, 2014, Mr. Burnette Or acted as an advisor for the Board.

On January 21, 2014, a total of 160,000 ordinary shares were issued to the Company's independent directors and certain employees, which vested immediately. The grant date fair value was $3.36 per share. Compensation expense of $538 will be recorded in the statement of income and comprehensive income during first quarter of 2014.

On January 28, 2014, Mr. Burnett Or was appointed as the chairman and general manager of Guanke, Guanwei and Guancheng, the PRC subsidiaries of Honesty Group, the Company's major vendor.